Business Combination - Additional Information (Details) - USD ($)		3 Months Ended		9 Months Ended
	Jun. 24, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Business Combination
Transaction expenses		$ 646,303	$ 9,066	$ 1,653,448	$ 66,411
Preferred stock, conversion rate (in dollars per share)		$ 2.00		$ 2.00
Series A Preferred Stock
Business Combination
Preferred stock, conversion rate (in dollars per share)	$ 2	$ 10.00		$ 10.00
iDoc
Business Combination
Equity interests issuable	5,692,500
Number of shares issued for business combination (in shares)	5,542,500
Share price per share	$ 12.11
Gross contractual accounts receivable	$ 3,800,000
Gross contractual accounts receivable not expected to be collected	1,700,000
Revenue since the date of acquisition		$ 1,114,070		$ 1,176,638
Net loss since the date of acquisition		(54,171,764)		(54,193,607)
Goodwill impairment since the date of acquisition		$ 54,984,000		$ 54,984,000
Aggregate principal amount of outstanding notes	3,509,000
Aggregate fair value of notes	2,516,000
Notes converted	$ 1,485,000
Preferred shares issued to settle idoc debt as part of the consideration in the acquisition (shares)	592,500
Common stock issuable upon conversion	150,000
iDoc | Series A Preferred Stock
Business Combination
Preferred shares issued to settle idoc debt as part of the consideration in the acquisition (shares)	300
Common stock issuable upon conversion	300
Preferred stock, conversion rate (in dollars per share)	$ 2